Other Operating Income (expenses) - (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Income (expenses)
Schedule of other operating income (expenses)

	Year ended
	December 31,
(in thousands of euros)	2020	2021	2022
Corrective claims - CIR	2,863	—	—
Proceeds - Disposals of fixed assets	—	9	0
Reversal of restructuring expenses	43	—	—
Reversal of provisions - CIR 2013-2015	—	1,497	—
Reversal of provisions - CIR 2017	—	880	—
Reversal of provisions - tax litigation	—	—	180
Reversal of provisions - AMR penalties	—	—	114
Reversal of impairment on the carry back receivable	—	333	—
Total other operating income	2,905	2,720	294
Disposals of assets	—	—	(9)
Provision for risk on payroll taxes	(90)	(51)	—
Accrued expenses to be paid to the tax authorities - CIR 2013 to 2015	—	(1,584)	(0)
Late payment interest on CIR 2013-2015	—	—	(123)
Impairment of tax loss carry back	(333)	—	—
Waiver of CIR 2017 claim	—	(640)	—
CIR provision	(1,804)	(137)	—
Transaction costs	(2,881)	(952)	(121)
Total other operating expenses	(5,108)	(3,364)	(254)
Other operating income (expenses)	(2,202)	(644)	40